As filed with the Securities and Exchange Commission on August 31, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23196

StrongVest ETF Trust
 (Exact name of registrant as specified in charter)

131 Plantation Ridge Drive, Suite 100
Mooresville, NC 28117
 (Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and address of agent for service)

402-829-9405
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2017

CWA Income ETF

Ticker: CWAI

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CWA Income ETF

Portfolio Allocation

As of June 30, 2017 (Unaudited)

Sector	Percentage of Net Assets
Basic Materials	4.6%
Communications	9.2%
Consumer Cyclical	8.3%
Consumer Non-Cyclical	15.7%
Energy	17.7%
Financial	26.4%
Industrial	10.1%
Technology	0.8%
Utilities	2.4%
Exchange Traded Funds	1.4%
Short-term Investments	6.7%
Liabilities in excess of other assets	-3.3%
Total	100.0%

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Expense Example

For the Period Ended June 30, 2017 (Unaudited)

As a shareholder of CWA Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 29, 2017 – June 30, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

CWA Income ETF
	Beginning Account Value March 29, 2017*	Ending Account Value June 30, 2017	Expenses Paid During the Period (a)	Annualized Expense Ratio
Actual	$1,000.00	$1,010.90	$1.92	0.75%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.83	$1.92	0.75%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 93/365, to reflect the current period.

*	Fund commencement.

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CWA Income ETF

Schedule of Investments

June 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 14.9%
Agriculture — 2.1%
825	Altria Group, Inc.	$61,438
600	Philip Morris International, Inc.	70,470
		131,908
Computers — 0.8%
340	International Business Machines Corporation	52,302
Electric — 2.4%
910	Duke Energy Corporation	76,067
1,610	Southern Company	77,087
		153,154
Electronics — 0.8%
980	Garmin Ltd.	50,009
Oil&Gas — 5.5%
4,855	BP PLC - ADR	168,226
885	Chevron Corporation	92,332
1,060	Exxon Mobil Corporation	85,574
		346,132
Pharmaceuticals — 1.1%
1,985	Pfizer, Inc.	66,676
Telecommunications — 2.2%
1,825	Cisco Systems, Inc.	57,122
1,745	Verizon Communications, Inc.	77,932
		135,054
TOTAL COMMON STOCKS (Cost $953,334)		935,235

Principal Amount
CORPORATE BONDS — 78.9%
Banks — 5.3%
$165,000	JPMorgan Chase & Company
	05/01/2023, 3.375%	167,656
155,000	Wells Fargo & Company
	08/15/2023, 4.125%	164,052
		331,708
Chemicals — 2.3%
145,000	Praxair, Inc.
	02/05/2025, 2.650%	143,677
Cosmetics/Personal Care — 2.4%
150,000	Unilever Capital Corporation
	07/30/2025, 3.100%	151,304

Principal Amount	Security Description	Value
Diversified Financial Services — 10.3%
$175,000	CME Group, Inc.
	09/15/2043, 5.300%	$217,909
	Eaton Vance Corporation
31,000	04/06/2027, 3.500%	31,336
124,000	06/15/2023, 3.625%	128,117
135,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	142,214
115,000	Nasdaq, Inc.
	01/15/2020, 5.550%	124,368
		643,944
Electronics — 3.1%
180,000	Jabil, Inc.
	09/15/2022, 4.700%	192,119
Food — 2.0%
128,000	McCormick & Company, Inc.
	11/15/2025, 3.250%	128,292
Home Builders — 2.0%
120,000	NVR, Inc.
	09/15/2022, 3.950%	125,773
Household Products/Wares — 2.5%
150,000	Spectrum Brands, Inc.
	11/15/2022, 6.625%	157,875
Insurance — 9.5%
38,000	Berkshire Hathaway, Inc.
	03/15/2023, 2.750%	38,533
145,000	Chubb Corporation
	05/15/2038, 6.500%	201,438
164,000	First American Financial Corporation
	02/01/2023, 4.300%	168,655
152,000	GEICO Corporation
	07/15/2023, 7.350%	189,999
		598,625
Internet — 1.8%
	Google, Inc.
84,000	05/19/2021, 3.625%	88,970
21,000	02/25/2024, 3.375%	22,097
		111,067
Iron/Steel — 2.3%
135,000	Nucor Corporation
	08/01/2023, 4.000%	142,875

The accompanying notes are an integral part of the financial statements.

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CWA Income ETF

Schedule of Investments

June 30, 2017 (Unaudited) (Continued)

Principal Amount	Security Description	Value
Machinery-Diversified — 4.5%
	Rockwell Automation, Inc.
$110,000	03/01/2020, 2.050%	$110,106
132,000	12/01/2037, 6.250%	172,130
		282,236
Media — 2.0%
120,000	Time Warner Cable, Inc.
	02/01/2020, 5.000%	128,093
Oil&Gas — 9.4%
100,000	Chevron Corporation
	03/03/2020, 1.961%	100,341
	Exxon Mobil Corporation
135,000	03/15/2024, 3.176%	138,728
150,000	03/06/2025, 2.709%	149,092
195,000	Murphy Oil USA, Inc.
	05/01/2027, 5.625%	203,531
		591,692
Pharmaceuticals — 5.5%
	Johnson & Johnson
125,000	09/01/2029, 6.950%	171,360
145,000	05/15/2033, 4.950%	175,814
		347,174
Pipelines — 2.7%
160,000	Kinder Morgan, Inc.
	06/01/2045, 5.550%	170,168
Retail — 6.3%
	McDonald's Corporation
125,000	01/15/2022, 2.625%	125,881
135,000	06/10/2024, 3.250%	138,476
130,000	Wal-Mart Stores, Inc.
	04/11/2023, 2.550%	131,020
		395,377
Telecommunications — 3.2%
160,000	Cisco Systems, Inc.
	01/15/2040, 5.500%	199,950
Transportation — 1.8%
95,000	United Parcel Service of America, Inc.
	04/01/2020, 8.375%	110,955
TOTAL CORPORATE BONDS (Cost $4,915,018)		4,952,905

Shares	Security Description	Value
INVESTMENT COMPANIES — 1.4%
Exchange Traded Funds — 1.4%
720	iShares 20+ Year Treasury Bond ETF	$90,087
TOTAL INVESTMENT COMPANIES Diversified — 1.4% (Cost $89,295)		90,087

REAL ESTATE INVESTMENT TRUSTS — 1.4%
3,150	CoreCivic, Inc.	86,877
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $99,836)		86,877

SHORT-TERM INVESTMENTS — 6.7%
Money Market Funds — 6.7%
421,934	Fidelity Investments Money Market Government Portfolio - Class I, 0.810% (a)	421,934
TOTAL SHORT-TERM INVESTMENTS (Cost $421,934)		421,934
TOTAL INVESTMENTS — 103.3% (Cost $6,479,417)		6,487,038
Liabilities in Excess of Other Assets — (3.3)%		(204,468)
NET ASSETS — 100.0%		$6,282,570

ADR	American Depositary Receipt

(a)	Annualized seven-day yield as of June 30, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

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Statement of Assets And Liabilities

June 30, 2017 (Unaudited)

CWA Income ETF
ASSETS
Investments in Securities, at Value*	$6,487,038
Interest and Dividends Receivable	57,277
Total Assets	6,544,315

LIABILITIES
Payable for Investment Securities Purchased	257,973
Management Fees Payable	3,772
Total Liabilities	261,745

NET ASSETS	$6,282,570

NET ASSETS CONSIST OF:
Paid-in Capital	$6,277,700
Undistributed Net Investment Income	2,774
Accumulated Net Realized Loss on:
Investments in Securities	(5,525)
Net Unrealized Appreciation on:
Investments in Securities	7,621
Net Assets	$6,282,570

* Identified Cost:
Investments in Securities	$6,479,417

Net Asset Value (unlimited shares authorized):
Net Assets	$6,282,570
Shares Outstanding (No Par Value)	250,000
Net Asset Value, Offering and Redemption Price per Share	$25.13

The accompanying notes are an integral part of the financial statements.

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Statement of Operations

Period Ended June 30, 2017 (1) (Unaudited)

CWA Income ETF
INVESTMENT INCOME
Dividends	$10,711
Interest	29,718
Total Investment Income	40,429

EXPENSES
Management Fees	9,171
Total Expenses	9,171

Net Investment Income	31,258

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on:
Investments in Securities	(5,525)
Net Change in Unrealized Appreciation of:
Investments in Securities	7,621
Net Realized and Unrealized Gain on Investments	2,096
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,354

(1)	The Fund commenced operations on March 29, 2017. The information presented is from March 29, 2017 to June 30, 2017.

The accompanying notes are an integral part of the financial statements.

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CWA Income ETF

Statement of Changes In Net Assets

Period Ended June 30, 2017 (1) (Unaudited)
OPERATIONS
Net Investment Income	$31,258
Net Realized Loss on Investments	(5,525)
Change in Unrealized Appreciation of Investments	7,621
Net Increase in Net Assets Resulting from Operations	33,354

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(28,484)
Total Distributions to Shareholders	(28,484)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	6,272,915
Transaction Fees (Note 1)	4,785
Net Decrease in Net Assets Derived from Capital Share Transactions (a)	6,277,700
Net Increase (Decrease) in Net Assets	6,282,570

NET ASSETS
Beginning of period	$—
End of Period	$6,282,570
Undistributed Net Investment Income	$2,774

(a)	Summary of capital share transactions is as follows:

Shares
Shares Sold	2,500,000
Shares Redeemed	—
Net Increase	2,500,000

(1)	The Fund commenced operations on March 29, 2017. The information presented is from March 29, 2017 to June 30, 2017.

The accompanying notes are an integral part of the financial statements.

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CWA Income ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended June 30, 2017 (1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.16
Net Realized and Unrealized Gain on Investments	0.11
Total from Investment Operations	0.27
Less Distributions:
Distributions from Net Investment Income	(0.14)
Total Distributions	(0.14)
Net Asset Value, End of Period	$25.13
Total Return	1.09	%(3)

Supplemental Data:
Net Assets at End of Period (000's)	$6,283
Ratios to Average Net Assets:
Expenses to Average Net Assets	0.75	%(4)
Net Investment Income to Average Net Assets	2.56	%(4)
Portfolio Turnover Rate (5)	2	%(3)

(1)	Commencement of operations on March 29, 2017.

(2)	Calculated based on average shares outstanding during the period.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

June 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

StrongVest ETF Trust (the “Trust”), is a Delaware statutory trust organized on July 20, 2016, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of one series, CWA Income ETF (the “Fund”). The Fund is classified and operates as a diversified fund under the 1940 Act. The investment objective of the Fund is to seek to provide total return. The Fund commenced operations on March 29, 2017.

Shares of the Fund are listed and traded on the BATS Exchange, Inc. (“BATS”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The Fund charges $500 for the standard fixed creation fee. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities (“Deposit Instruments”) and an amount of cash computed as described below (“Cash Amount”) or, as permitted or required by the Fund, of cash. The Cash Amount together with the Deposit Instruments, as applicable, are referred to as the “Creation Deposit,” which represents the minimum initial and subsequent investment amount for Creation Units. The Cash Amount represents the difference between the NAV of a Creation Unit and the market value of Deposit Instruments. The Adviser may adjust the redemption transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Amount to protect ongoing shareholders. In no event will fees charged by the Fund in connection with a redemption that exceeds 3% of the value of each Creation Unit. Variable fees received by the Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market (“NASDAQ”) are valued at the last reported sale price on the exchange on

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Notes to Financial Statements

June 30, 2017 (Unaudited) (Continued)

which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the case of over-the-counter securities valued on the basis of quotations obtained via broker-dealer quotes, the price shall be based on the average prices from at least two broker-dealers believed to be reliable and knowledgeable in the security; however, if quotations cannot be obtained from at least two broker-dealers, the security may be valued on the basis of a quote obtained from a single broker-dealer.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

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Notes to Financial Statements

June 30, 2017 (Unaudited) (Continued)

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

CWA Income ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$935,235	$—	$—	$935,235
Corporate Bonds	—	4,952,905	—	4,952,905
Investment Companies	90,087	—	—	90,087
Real Estate Investment Trusts	86,877	—	—	86,877
Short-Term Investments	421,934	—	—	421,934
Total Investments in Securities	$1,534,133	$4,952,905	$—	$6,487,038

^	See Schedule of Investments for industry breakouts.

For the period ended June 30, 2017, there were no transfers into or out of Level 1, 2 or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

B.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

C.

Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund is declared and paid on a monthly basis and net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

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Notes to Financial Statements

June 30, 2017 (Unaudited) (Continued)

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to June 30, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

StrongVest Global Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. CWA Asset Management Group, LLC is the Sub-Adviser for the Fund. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.75% (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at an annual rate based on the Fund’s average daily net assets.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator (as defined below).

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank, N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian. Both USBFS and the Custodian are affiliates of the Distributor.

Certain officers and a Trustee of the Trust are affiliated with the Adviser.

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Notes to Financial Statements

June 30, 2017 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,160,529	$71,314

For the fiscal period ended June 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$4,981,718	$—

There were no purchases or sales of U.S. Government securities in the Fund during the period.

NOTE 5 – NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

StrongVest ETFs

Additional Information

June 30, 2017 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at strongvestetfs.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at strongvestetfs.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily net asset value (NAV) is available, without charge, on the Funds’ website at strongvestetfs.com.

STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an “in-person” meeting held on February 14, 2017 (the “Meeting”) in Naples, Florida, the Board of Trustees (the “Board”) of the StrongVest ETF Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of the investment advisory agreement (“Advisory Agreement”) between StrongVest Global Advisors, LLC (the “Adviser”) and the Trust on behalf of CWA Income ETF (the “Fund”).

During the Meeting, the Board reviewed and discussed the written materials that were provided by the Adviser in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, nothing that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed advisory fee to be paid by the Fund to the Adviser; and (iv) the anticipated profitability of the Fund to the Adviser. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

The Board reviewed materials provided by the Adviser related to the proposed approval of the Advisory Agreement, including a description of its oversight of CWA Asset Management Group, LLC (the “Sub-Adviser”), the Fund’s sub-adviser a review of the professional personnel who will be performing services for the Trust, and how it will monitor Sub-Adviser’s investment process. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including: the oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions,

StrongVest ETFs

Additional Information

June 30, 2017 (Unaudited) (Continued)

review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with the Trust’s investment limitations, noting that the Adviser’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust would be satisfactory.

Performance

Because the Trust and the Fund had not yet commenced operations, the Trustees could not consider the Fund’s past performance.

Fees and Expenses

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the Trust’s advisory fee and overall expenses compared to a peer group comprised of funds constructed by the Adviser and the Sub-Adviser with similar investment objectives and strategies. The Board noted that the advisory fee for the Trust was below the peer group average. In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by Morningstar, Lipper and Strategic Insight, independent providers of investment company data. The Board concluded that based on the Adviser’s services to be provided to the Trust and comparative fee and expense data, the advisory fee charged by the Adviser and the estimated expenses for the Trust were reasonable.

Profitability

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Trust based on profitability projections and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser. After review and discussion, the Board concluded Advisory Agreement would initially be unprofitable to the Adviser and, once the Trust had sufficient assets, the anticipated profit from the Adviser’s relationship with the Trust would not be excessive.

Economies of Scale

As to the extent to which the Trust will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of the Trust. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

StrongVest ETFs

Additional Information

June 30, 2017 (Unaudited) (Continued)

Fall-Out Benefits.

The Board considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively.

General Conclusion.

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreement. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

StrongVest ETFs

Privacy Policy

June 30, 2017 (Unaudited)

A.	Adviser Information

The protection of confidential business information is vital to the interests and the success of the Adviser. Employees may not disclose to third parties, or use for his/her own personal benefit, any information regarding:

●	Advice by the Adviser to its Clients (which includes ETF clients);

●	Securities or other investment positions held by the Adviser or its Clients;

●	Transactions on behalf of the Adviser or its Clients;

●	The name, address or other personal identification information of Clients or investors;

●	Personal financial information of Clients or investors, such as annual income, net worth or account information;

●	Investment and trading systems, models, processes and techniques used by the Adviser;

●

Adviser business records, Client files, personnel information, financial information, Client agreements, supplier agreements, leases, software, licenses, other agreements, computer files, business plans, analyses;

●	Any other non-public information or data furnished to you by the Adviser or any Client or investor in connection with the business of the Adviser or such Client or investor; or

●	Any other information identified as or which you may otherwise be obligated to keep confidential.

The information described above is the property of the Adviser and should be kept strictly confidential. Employees may not disclose any such information to any third party without the permission of the CCO or another officer of the Adviser, except for a purpose properly related to the business of the Adviser or a Client of the Adviser (such as to a Client’s independent accountants or administrator) or as required by law.

B.	Client Information and Privacy Policy

The Adviser is required by federal regulations to adopt certain procedures designed to protect all Client confidential and nonpublic information and to safeguard personal information contained in both paper and electronic records. The following policy (the “Privacy Policy”) is designed to meet the standards set forth in the federal regulations as well as the Commonwealth of Massachusetts Standards for Protection of Personal Information (to the extent that such standards are applicable). For purposes of this Privacy Policy, the term Client includes, where appropriate, investors in Funds managed by the Adviser.

Implementation

The Adviser is committed to (i) safekeeping personal information collected from potential, current and former Clients and (ii) safeguarding against the unauthorized acquisition or use of unencrypted data or encrypted electronic data regarding each Client. The proper handling of personal information is one of the Adviser’s highest priorities.

To this end, the CCO has been designated to implement, maintain, review and revise, as necessary, a comprehensive information security program. The primary objectives for the CCO are to identify and assess any and all reasonably foreseeable internal and external risks to the security, confidentiality and/or integrity of any electronic, paper or other records containing personal information, and to evaluate and improve, where necessary, the effectiveness of current safeguards for limiting such risks.

StrongVest ETFs

Privacy Policy

June 30, 2017 (Unaudited) (Continued)

To this end, the Adviser

●	employs ongoing Employee training,

●	sets policy for Employees relating to the storage, access and transportation of Client records and personal information,

●	reviews the scope of security measures at least annually,

●	reasonably monitors its information systems, including for unauthorized use or access, and

●

reasonably reviews and tests electronic encryption and other elements of its computer security system (including its secure user authentication protocols, secure access control measures and system security agent software).

The Adviser reviews all contractual relationships with third party service providers engaged by the Adviser to ensure adequate protections are in place with respect to the safeguarding of personal information.

Client Information

The Adviser collects and keeps only such information that is necessary for it to provide the services requested by its Clients and to administer its Clients’ business with the Adviser. For instance, the Adviser may collect nonpublic personal information (such as name, address, social security number, assets, income, net worth, copies of financial documents and other information deemed necessary to evaluate the Client’s financial needs) from Clients when they complete a subscription or other form. The Adviser may also collect nonpublic personal information from Clients or potential Clients as a result of transactions with the Adviser, its affiliates, its Clients or others (such information to include information received from outside vendors to complete transactions or to effect financial goals).

Sharing Information

The Adviser only shares the nonpublic personal information of its Clients with unaffiliated entities or individuals (i) as permitted by law and as required to provide services to the Adviser’s Clients, such as with representatives within our Adviser, securities clearing firms, ETF administrators, custodians, stock exchanges, insurance companies and other services providers of the Adviser and ETFs, or (ii) to comply with legal or regulatory requirements. The Adviser may also disclose nonpublic personal information to another financial services provider in connection with the transfer of an account to such financial services provider. Further, in the normal course of business, the Adviser may disclose information it collects about Clients to entities or individuals that contract with the Adviser to perform servicing functions such as recordkeeping or computer-related services. Finally, the Adviser may make good faith disclosure of the nonpublic personal information of its Clients to regulators who have regulatory authority over the Adviser.

Companies hired to provide support services to the Adviser are not allowed to use personal information for their own purposes and are contractually obligated to maintain strict confidentiality. When the Adviser provides personal information to service providers, it requires these providers to agree to safeguard such information, to use the information only for the intended purpose and to abide by applicable law.

The Adviser does not (x) provide personally identifiable information to mailing list vendors or solicitors for any purpose or (y) sell information relating to its Clients to any outside third parties.

StrongVest ETFs

Privacy Policy

June 30, 2017 (Unaudited) (Continued)

Employee Access to Information

Only Employees with a valid business reason have access to Clients’ personal information. These Employees are educated on the importance of maintaining the confidentiality and security of such information and are required to abide by the Adviser’s information handling practices. The Adviser employs reasonable procedures to prevent terminated Employees from accessing records containing personal information.

Protection of Information

The Adviser maintains security standards to protect Clients’ information, whether written, spoken, or electronic. To that end, the Adviser restricts access to nonpublic personal information to Adviser personnel who need to know such information in order to provide services to Clients. All electronic or computer files containing such information is password secured and firewall protected from access by unauthorized persons. The Adviser periodically updates and checks its systems to ensure the protection and integrity of information.

The Adviser also maintains reasonable restrictions upon physical access to records containing personal information, and stores such records in secure facilities.

Maintaining Accurate Information

The Adviser’s goal is to maintain accurate, up to date Client records in accordance with industry standards. The Adviser has procedures in place to keep information current and complete (including the timely correction of inaccurate information).

E-Mail

Should a Client send the Adviser a question or comment via e-mail, the Adviser will share the Client’s correspondence only with those Employees or agents most capable of addressing the Client’s question or concern. All written communications pertaining to such question or comment will be retained by the Adviser until such time as the Adviser believes (in its good faith judgment) that it has provided the Client with a complete and satisfactory response. After that time, the Adviser will either discard the communication or archive it according to the requirements of applicable securities laws.

Please note that, unless expressly advised otherwise, the Adviser’s e-mail facilities do not provide a means for completely secure and private communications. Although every attempt will be made to keep Client information confidential, from a technical standpoint, there is still a risk. For that reason, please do not use e-mail to communicate information to the Adviser that is considered to be confidential. If the Client wishes, communications with the Adviser may be conducted via telephone or by facsimile. Additional security is available to Clients if they equip their Internet browser with 128-bit “secure socket layer” encryption, which provides more secure transmissions.

Disclosure of Privacy Policy

The Adviser recognizes and respects the privacy concerns of its potential, current and former Clients. The Adviser is committed to safeguarding this information. As a member of the financial services industry, the Adviser provides this Privacy Policy for informational purposes to Clients and Employees and will distribute and update it as required by law. The Privacy Policy is also available to upon request.

Violations

The Adviser imposes reasonable disciplinary measures, which may include termination, for violations of its Privacy Policy.

Adopted: February 14, 2017

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Adviser

StrongVest Global Advisors, LLC

131 Plantation Ridge Drive, Suite 100

Moorseville, NC 28117

Sub-Adviser

CWA Asset Management Group, LLC

9130 Galleria Court, Third Floor

Naples. FL 34109

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel

Thompson Hine LLP

1919 M Street, N.W. – Suite 700

Washington, DC 20036-1600

CWA Income ETF

Symbol – CWAI

CUSIP – 863418109

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StrongVest ETF Trust

By (Signature and Title)	/s/ D. Kyle Cerminara
D. Kyle Cerminara, President (Principal Executive Officer)

Date	8/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ D. Kyle Cerminara
D. Kyle Cerminara, President (Principal Executive Officer)

Date	8/28/2017

By (Signature and Title)	/s/ Lance V. Schulz
Lance V. Schulz, Treasurer (Principal Financial Officer)

Date	8/28/2017